Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Redeemable Convertible Preferred Shares
Schedule of redeemable convertible preferred shares

	Series A-1	Series A-2	Series B	Series C	Series D	Series E
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Shares	Shares	Shares	Total
Balance as of January 1, 2016	52,517	57,904	155,106	118,535	306,098	389,779	1,079,939
Redemption value accretion	78,608	90,231	127,746	71,359	111,684	116,114	595,742
Foreign currency translation adjustment	3,594	3,962	10,603	8,093	20,901	26,618	73,771
Balance as of December 31, 2016	134,719	152,097	293,455	197,987	438,683	532,511	1,749,452
Redemption value accretion	26,356	29,619	60,289	40,164	57,988	(11,737)	202,679
Foreign currency translation adjustment	(7,651)	(8,632)	(16,763)	(11,297)	(24,341)	(28,178)	(96,862)
Conversion of preferred shares to ordinary shares	(153,424)	(173,084)	(336,981)	(226,854)	(472,330)	(492,596)	(1,855,269)
Balance as of December 31, 2017 and 2018	—	—	—	—	—	—	—